CONDENSED STATEMENT OF CHANGES IN COMMON STOCK, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2013	$ (434,853)	$ 267	$ 366,083	$ (801,203)
Balance (in shares) at Dec. 31, 2013		2,666,666
Increase Decrease In Stockholders Equity Roll Forward
Stock-based compensation	164,156		164,156
Conversion of notes payable	525,000	$ 21	524,979
Conversion of notes payable (in shares)		207,664
Beneficial conversion feature on notes payable	614,557		614,557
Warrant, line of credit	114,300		114,300
Warrant, transfer agreement	37,840		37,840
Deemed dividends on Series A	(610,889)		(610,889)
Accretion of issuance costs	(35,784)		(35,784)
Net loss and comprehensive loss	(8,609,575)			(8,609,575)
Balance at Dec. 31, 2014	(8,235,248)	$ 288	1,175,242	(9,410,778)
Balance (in shares) at Dec. 31, 2014		2,874,330
Increase Decrease In Stockholders Equity Roll Forward
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802 and offering costs of $2,897,825	15,912,660	$ 286	15,912,374
Issuance of common stock in initial public offering, net of discounts and commissions (in shares)		2,860,000
Conversion of preferred stock into common stock upon initial public offering	7,651,288	$ 201	7,651,087
Conversion of preferred stock into common stock upon initial public offering (in shares)		2,010,596
Conversion of preferred stock warrant liability into additional paid-in capital	1,150,985		1,150,985
Stock-based compensation	828,049		828,049
Conversion of notes payable	2,100,000	$ 37	2,099,963
Conversion of notes payable (in shares)		374,997
Beneficial conversion feature on notes payable	1,202,521		1,202,521
Deemed dividends on Series A	(263,060)		(263,060)
Accretion of issuance costs	(83,314)		(83,314)
Napo license fee abatement	250,000		250,000
Issuance of common stock upon exercise of stock options	12,650		12,650
Issuance of common stock upon exercise of stock options (in shares)		5,000
Net loss and comprehensive loss	(12,160,729)			(12,160,729)
Balance at Sep. 30, 2015	$ 8,365,802	$ 812	$ 29,936,497	$ (21,571,507)
Balance (in shares) at Sep. 30, 2015		8,124,923